Income Taxes - Summary of significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Federal net operating loss carryforwards	$ 26,464	$ 13,626
State net operating loss carryforwards	6,542	3,807
Tax credits	4,059	1,759
Stock based compensation	89	17
Capitalized research and development expenses	4,398	5,157
Accruals and other	763	517
Total deferred tax assets	42,315	24,883
Valuation allowance	(39,965)	(24,340)
Total net deferred tax assets	2,350	543
Deferred tax liabilities
Depreciation and amortization	(2,350)	(543)
Total deferred tax liabilities	(2,350)	(543)
Total deferred tax assets (liability)	$ 0	$ 0